Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Instruments and Risk Management
	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Financial assets at amortized cost
Trade receivables	21,273,094	20,919,764	5,151,383
Other receivables	930,245	1,695,159	417,424
Amount due from related parties	2,420,493	2,457,382	605,117
Cash and bank balances	13,901,973	80,243,158	19,759,458
	38,525,805	105,315,463	25,933,382

Financial liabilities at amortized cost
Trade payables	(27,396,814)	(18,315,260)	(4,510,037)
Other payables and accrued liabilities	(31,816,499)	(8,951,463)	(2,204,251)
Bank and other borrowings	(35,039,857)	(63,340,867)	(15,597,357)
Amount due to related parties	(2,168,066)	(3,901,595)	(960,747)
	(96,421,236)	(94,509,185)	(23,272,392)

Schedule of Foreign Currency Risk Based on the Carrying Amounts

Our exposure to foreign currency risk based on the carrying amounts of the financial instruments at the end of the reporting period is summarized below.

	CNY	USD
As of December 31, 2025	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,116	2,117,602

Financial liabilities in foreign currencies
Trade payables	(1,432,416)	(870,994)
Other payables	—	(47,244)
	(1,432,416)	(918,237)

	CNY	USD
As of December 31, 2024	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,194	1,136,521

Financial liabilities in foreign currencies
Trade payables	(7,075,765)	—

Schedule of Foreign Currencies

The following table details the sensitivity analysis to a 10% change in the foreign currencies at the end of the reporting period, with all other variables held constant.

	As of December 31, 2024	As of December 31, 2025
	RM	RM
United States Dollar	86,376	91,152
Chinese Yuan Renminbi	(537,591)	(108,703)

Schedule of Financial Liabilities

The table below summarises the maturity profile of the Company’s financial liabilities as at the end of the reporting period and are based on undiscounted contractual payments:

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	RM	RM	RM	RM	RM
As of December 31, 2025
Trade payables	18,315,260	18,315,260	18,315,260	—	—
Other payables and accrued liabilities	8,951,463	8,951,463	8,951,463	—	—
Bank and other borrowings	63,340,867	67,741,152	46,998,342	16,109,886	4,632,924
Lease liabilities	708,629	744,000	462,000	282,000	—
Amount due to related parties	3,901,595	4,047,143	4,047,143	—	—
	95,217,814	99,799,018	78,774,208	16,391,886	4,632,924

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	USD	USD	USD	USD	USD
As of December 31, 2025
Trade payables	4,510,037	4,510,037	4,510,037	—	—
Other payables and accrued liabilities	2,204,251	2,204,251	2,204,251	—	—
Bank and other borrowings	15,597,357	16,680,904	11,573,096	3,966,975	1,140,833
Lease liabilities	174,497	183,206	113,765	69,441	—
Amount due to related parties	960,747	960,746	960,746	—	—
	23,446,889	24,539,144	19,361,895	4,036,416	1,140,833
	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	RM	RM	RM	RM	RM
As of December 31, 2024
Trade payables	27,396,814	27,396,814	27,396,814	—	—
Other payables and accrued liabilities	31,816,499	31,816,499	31,816,499	—	—
Bank and other borrowings	35,039,857	35,668,434	33,045,385	1,289,377	1,333,672
Lease liabilities	747,819	806,000	312,000	494,000	—
Amount due to related parties	2,168,066	2,292,276	2,292,276	—	—
	97,169,055	97,980,023	94,862,974	1,783,377	1,333,672